Information Provided in Connection with Investments in Deferred Annuity Contracts and SignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.) (Tables)	12 Months Ended
Dec. 31, 2025
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Summary of Condensed Consolidated Statement of Financial Position

As at	December 31, 2025	December 31, 2024
Assets
Total invested assets(1)	$107,703	$112,570
Reinsurance contract held assets(2)	49,463	46,811
Other assets(3)	11,995	11,712
Segregated funds net assets	224,457	218,909
Liabilities
Insurance contract liabilities, excluding those for account of segregated fund holders(4)	$146,300	$148,828
Investment contract liabilities(5)	6,131	5,260
Other liabilities(6)	7,471	9,953
Long-term debt	7,685	6,629
Capital instruments	6,342	6,884
Insurance contract liabilities for account of segregated fund holders	57,115	58,137
Investment contract liabilities for account of segregated fund holders	167,341	160,772
(1)Includes $(908) (2024 – $(2,422)) cash loaned to (borrowed from) non-guarantor subsidiaries.
(2)Includes $9,542 (2024 – $9,689) reinsurance contract held assets from intercompany transactions with non-guarantor subsidiaries.
(3)Includes $3,866 (2024 – $3,227) due from non-guarantor subsidiaries.
(4)Includes $(22) (2024 – $(943)) insurance contract liabilities (assets) from intercompany transactions with non-guarantor subsidiaries.
(5)Includes $606 (2024 – $632) investment contract liabilities from intercompany transactions with non-guarantor subsidiaries.
(6)Includes $1,737 (2024 – $2,443) due to non-guarantor subsidiaries.

Summary of Condensed Consolidated Statement of Income

For the year ended December 31,	2025	2024
Total insurance service result(1)	$433	$212
Total investment result(2)	(555)	1,491
Other revenue (expenses)(3)	(702)	(948)
Net income (loss) before income taxes	(824)	755
Income tax (expenses) recoveries	345	22
Net income (loss) after income taxes, before equity in net income (loss) of non-guarantor subsidiaries	(479)	777
Equity in net income (loss) of non-guarantor subsidiaries	6,083	5,667
Net income (loss)	$5,604	$6,444
(1)Includes $53 intercompany insurance service result from non-guarantor subsidiaries for the year ended December 31, 2025 (2024 – $111).
(2)Includes $599 intercompany investment income (loss) to non-guarantor subsidiaries for the year ended December 31, 2025 (2024 – $926).
(3)Includes $441 other intercompany revenue (expenses) from non-guarantor subsidiaries for the year ended December 31, 2025 (2024 – $365).